Segments - Revenues from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 62,657	$ 77,246	$ 60,971
Over/Under lift	0	137	0
Taxes paid in kind	344	865	0
Physically settled commodity derivatives	(1,086)	488	0
Gain (loss) on commodity derivatives	732	(216)	0
Other revenues	265	36	0
Total other revenues	254	1,309	0
Revenues	62,911	78,555	60,971
Crude oil [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	33,505	40,948	29,519
Crude oil [member] | European [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	9,366	11,675	9,739
Crude oil [member] | North America [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,359	1,581	1,248
Crude oil [member] | Other incl LNG [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	556	814	433
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	11,281	14,070	11,420
Refined products [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	10,652	13,124	11,423
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	5,807	7,167	5,647
Trasnsportation [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	967	1,033	0
Other sales [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 445	$ 903	$ 2,963